UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                  FORM N-CSR

            CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                             INVESTMENT COMPANIES

Investment Company Act file number 811-3700

                   THE DREYFUS/LAUREL TAX-FREE MUNICIPAL FUNDS
               (Exact name of Registrant as specified in charter)


                           c/o The Dreyfus Corporation
                                 200 Park Avenue
                             New York, New York 10166
               (Address of principal executive offices) (Zip code)

                               Mark N. Jacobs, Esq.
                                 200 Park Avenue
                             New York, New York 10166
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 922-6000


Date of fiscal year end:   6/30

Date of reporting period:  6/30/03

                                  FORM N-CSR

ITEM 1.     REPORTS TO STOCKHOLDERS.


      DREYFUS BASIC
      CALIFORNIA MUNICIPAL
      MONEY MARKET FUND

      ANNUAL REPORT June 30, 2003



The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

            Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the Chairman

                             3   Discussion of Fund Performance

                             6   Statement of Investments

                            10   Statement of Assets and Liabilities

                            11   Statement of Operations

                            12   Statement of Changes in Net Assets

                            13   Financial Highlights

                            14   Notes to Financial Statements

                            18   Independent Auditors' Report

                            19   Important Tax Information

                            20   Board Members Information

                            22   Officers of the Fund

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                                  Dreyfus BASIC
                                                           California Municipal
                                                              Money Market Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

This annual report for Dreyfus BASIC California Municipal Money Market Fund covers the 12-month period from July 1, 2002, through June 30, 2003. Inside, you' ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio manager, John Flahive.

The past year has been a challenging time for tax-exempt money market funds. In its ongoing attempts to stimulate renewed economic growth, the Federal Reserve Board reduced a key short-term interest rate twice during the reporting period, and yields of money market funds fell to historical lows. As a result, maintaining  a  steady  stream of current, tax-exempt income from investments in
money   market   securities   has   become  a  challenge  for  many  investors.

Nonetheless, we believe that it is important for investors to remember that money market funds have continued to achieve their objective of preserving shareholders' capital, although the preservation of capital is not guaranteed. For emergency reserves and money earmarked for near-term needs, we believe money market funds can play an important role in creating a diversified portfolio. However, if you seek to maximize current income from your long-term savings, your financial advisor may be able to recommend higher-yielding alternatives that are right for you in today's low interest-rate environment.

Thank you for your continued confidence and support.

Sincerely,

/s/ Stephen E. Canter
Stephen E. Canter
Chairman and Chief Executive Officer
The Dreyfus Corporation
July 15, 2003




DISCUSSION OF FUND PERFORMANCE

John Flahive, Portfolio Manager

How did Dreyfus BASIC California Municipal Money Market Fund perform during the period?

For the 12-month period ended June 30, 2003, the fund's shares provided a yield of 0.83% and, after taking into account the effects of compounding, an effective yield of 0.83%.(1)

We attribute the fund' s performance to low interest rates, which resulted in lower yields on tax-exempt money market securities during the reporting period.

What is the fund's investment approach?

The fund seeks to provide a high level of current income exempt from federal and California state income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity. To pursue this objective, we attempt to add value by selecting the individual tax-exempt money market instruments from California issuers that we believe are most likely to provide high tax-exempt current income, while focusing on credit risk. We also actively manage the fund's weighted average maturity in anticipation of interest-rate and supply-and-demand changes in California' s short-term municipal marketplace.

Rather than focusing on economic or market trends, we search for securities that, in our opinion, will help us enhance the fund's yield without sacrificing quality.

The management of the fund' s weighted average maturity uses a more tactical approach. If we expect the supply of securities to increase temporarily, we may reduce the fund' s weighted average maturity to make cash available for the purchase of higher-yielding securities. This is due to the fact that yields tend to rise temporarily if issuers are competing for investor interest. If we expect demand to surge at a time when we anticipate little issuance and therefore lower

                                                                        The Fund


DISCUSSION OF FUND PERFORMANCE (CONTINUED)

yields, we may increase the fund's average weighted maturity to maintain current yields for as long as practical. At other times, we try to maintain a neutral average weighted maturity.

What other factors influenced the fund's performance?

The weak U.S. economy represented the most significant influence on the fund's performance, particularly during the first half of the reporting period. In its ongoing attempts to stimulate renewed economic growth, the Federal Reserve Board reduced short-term interest rates twice during the reporting period, including a reduction of 25 basis points in late June, which drove the federal funds rate to a 45-year low of just 1%.

In addition, investor demand for relatively stable, short-term securities remained robust. Mounting concerns regarding a possible war with Iraq, questionable accounting practices at several large, well-known corporations and a volatile stock market created a "flight to quality" among investors, putting additional downward pressure on money market yields.

The fund also was affected by the deteriorating fiscal condition of many issuers during the reporting period. While many other states also grappled with budget woes, California's difficulties were more severe than most. Some of the state's fiscal problems stem from its 2001 energy crisis. However, another major factor has been the decline of the technology industry. In their heyday, a number of technology companies located in California' s Silicon Valley drove the stock market' s gains in the late 1990s, pumping record amounts of capital gains tax revenues into state coffers. Now that the stocks of many of these companies have plummeted, capital gains tax revenues have fallen sharply, leaving the state with a record budget gap.

In an attempt to partially offset its revenue shortfalls, California has set new records for the highest volume of overall note issuance, including the issuance of $11 billion of revenue-anticipation warrants, also known as RAWs, toward the end of the reporting period. This record supply was easily absorbed by robust demand from investors who traditionally have invested in taxable money market funds. Because nominal yields of taxable and tax-exempt money market funds were similar during the reporting period, many investors in California, a high-tax state, have preferred the after-tax returns provided by the tax-exempt marketplace.

What is the fund's current strategy?

While we made few major changes to the fund's asset allocation during the reporting period, we have modestly trimmed the fund's exposure to longer-dated one-year notes, which we do not believe are as beneficial to shareholders while interest rates remain so low. Instead, we have invested those assets primarily in commercial paper holdings, where we have focused on securities in the three- to six-month range. As of June 30, 2003, variable-rate demand notes, on which yields are reset daily or weekly, constituted approximately 75% of the fund's total assets, commercial paper comprised approximately 4% and municipal notes accounted for approximately 21%. These percentages generally are in line with other municipal money market funds. In addition, the fund's weighted average maturity was 36 days as of the reporting period's end, which we consider to be modestly shorter than that of other municipal money market funds. As always, we are prepared to modify the fund's asset allocation strategy as market conditions change.

July 15, 2003

(1) EFFECTIVE YIELD IS BASED UPON DIVIDENDS DECLARED DAILY AND REINVESTED MONTHLY. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. YIELDS FLUCTUATE. INCOME MAY BE SUBJECT TO STATE AND LOCAL TAXES FOR NON-CALIFORNIA RESIDENTS, AND SOME INCOME MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT) FOR CERTAIN INVESTORS. AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR THE U.S. GOVERNMENT. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                                                             The Fund

STATEMENT OF INVESTMENTS


June 30, 2003


                                                                                              Principal
TAX EXEMPT INVESTMENTS--101.7%                                                                Amount ($)              Value ($)
------------------------------------------------------------------------------------------------------------------------------------

Alameda Union School District, GO Notes

   TRAN 3%, 7/1/2003                                                                          2,000,000                2,000,000

Berkeley, GO Notes, TRAN

   2%, 12/3/2003                                                                              2,500,000                2,507,856

California Educational Facilities Authority, College and

  University Revenue (University of Southern California)

   1.05%, 3/19/2004                                                                           1,000,000                1,000,000

California Infrastructure and Economic Development Bank

  Revenues:

    CP (Salvation Army West) 1.08%, 1/28/2004

         (LOC; Bank of America)                                                               1,700,000                1,700,000

      (J Paul Getty Trust) 1%, 5/13/2004                                                      1,300,000                1,300,000

California Pollution Control Financing Authority, PCR

  Refunding, VRDN (Pacific Gas and Electric Corp.):

      .97% (LOC; Bank of America)                                                             1,600,000  (a)           1,600,000

      1.03% (LOC; J.P. Morgan Chase & Co.)                                                    1,400,000  (a)           1,400,000

California Statewide Communities Development Authority

  VRDN:

    MFHR (Oakmont Senior Living)

         .95% (LOC; East West Bank and FHLB)                                                  5,340,000  (a)           5,340,000

      Private Schools Revenue (St. Mary and
         All Angels School) 1.05% (LOC; Allied Irish Bank)                                    1,300,000  (a)           1,300,000

Charter Mac Low Floater Certificates Trust, VRDN

  1.06% (Insured; MBIA and LOC: Bayerische Landesbank,

   Dexia Credit Locale and Toronto Dominion Bank)                                             4,000,000  (a)           4,000,000

Concord, MFMR (Arcadian) .90% (LOC; FNMA)                                                     1,350,000  (a)           1,350,000

Cupertino Union School District, GO Notes

   TRAN 2.75%, 7/1/2003                                                                       2,000,000                2,000,000

Davis Joint Union School District

  Yolo and Solano Counties

   GO Notes, TRAN 2.50%, 12/10/2003                                                             800,000                  804,312

Fresno Union School District, GO Notes, TRAN

   2.50%, 8/27/2003                                                                           2,100,000                2,103,818

Golden Empire Schools Financing Authority, LR, VRDN

  (Kern High School District Projects)

  1% (LOC: California State Teachers Retirement

   System and The Bank of New York)                                                           2,500,000  (a)           2,500,000

Irvine Improvement Bond Act of 1915

  Assessment District-85-7-I, VRDN

  1.05% (Insured; FSA and Liquidity Facility;

   Dexia Credit Locale)                                                                       1,600,000  (a)           1,600,000


                                                                                              Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

Las Virgenes Union School District, COP

  .875%, 7/1/2004 (Insured; FSA and Liquidity Facility;

   Dexia Credit Locale)                                                                       1,600,000                1,600,000

Los Angeles Community Redevelopment Agency, MFHR

  VRDN (Rental Academy Village Apartments)

   .90% (Liquidity Facility; FNMA)                                                            3,000,000  (a)           3,000,000

Los Angeles County Community Development Commission

  COP, VRDN (Willowbrook Project)

   .97% (LOC; Wells Fargo Bank)                                                                 200,000  (a)             200,000

Los Angeles County Housing Authority, MFHR, Refunding

  VRDN (Lincoln Malibu Meadows Project)

   .87% (Insured; FNMA)                                                                       3,800,000  (a)           3,800,000

Metropolitan Water District of Southern California

  Water Works Revenue, VRDN:

      .85% (Liquidity Facility;
         Landesbank Hessen-Thuringen)                                                         1,400,000  (a)           1,400,000

      1.20% (Liquidity Facility;
         Bayerische Hypo-und Vereinsbank)                                                     2,500,000  (a)           2,500,000

Moreno Valley Union School District, GO Notes

   TRAN 3%, 7/24/2003                                                                         2,250,000                2,252,179

M-S-R Public Power Agency, Industrial Revenue, VRDN

  (San Juan Project) .95% (Insured; MBIA and

   Liquidity Facility; Bank One Chicago)                                                        900,000  (a)             900,000

Oakland, COP, VRDN (Capital Equipment Project)

   1% (LOC; Landesbank Hessen-Thuringen)                                                      3,400,000  (a)           3,400,000

Orange County, Apartment Development Revenue
   Refunding, VRDN (Aliso Creek Project)
   .85% (LOC; FHLMC)                                                                          2,500,000  (a)           2,500,000

Rancho Mirage Joint Powers Financing Authority, Revenue

  VRDN (Eisenhower Medical Center)

   .95% (LOC; Allied Irish Bank)                                                              1,900,000  (a)           1,900,000

Riverside County Housing Authority, MFMR, Refunding

   VRDN (Mountain View Apartments) .98% (LOC: FHLB
   and Redlands Federal Savings and Loans)                                                    1,900,000  (a)           1,900,000

San Francisco City and County Finance Corporation

  LR, VRDN (Moscone Center Expansion Project)

  .85% (Insured; AMBAC and Liquidity Facility: J.P. Morgan

   Chase & Co. and State Street Bank and Trust Co.)                                           4,300,000  (a)           4,300,000

San Francisco City and County Redevelopment Agency

  MFHR, Refunding, VRDN

   (Fillmore) .95% (LOC; Credit Suisse First Boston)                                          4,000,000  (a)           4,000,000

                                                                                                            The Fund

STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                              Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

San Gabriel Valley Council of Government, CP

  (Alameda Corridor-East Construction Project)

   1.05%, 7/14/2003 (LOC; Toronto Dominion Bank)                                              1,700,000                1,700,000

San Jose Union School District

  Santa Clara County, GO Notes

   4%, 8/1/2003 (Insured; FSA)                                                                1,400,000                1,403,058

Stockton, MFHR, VRDN (Mariners Pointe Association)

   .98% (LOC; Credit Suisse First Boston)                                                     2,500,000  (a)           2,500,000

Sweetwater Union High School District, COP, VRDN

  .90% (Insured; FSA and Liquidity Facility;

   Wachovia Bank)                                                                             3,720,000  (a)           3,720,000

Union City, MFHR, VRDN, Refunding

   (Mission Sierra) .89% (Insured; FNMA)                                                      1,200,000  (a)           1,200,000

TOTAL INVESTMENTS (cost $76,681,223)                                                             101.7%               76,681,223

LIABILITIES, LESS CASH AND RECEIVABLES                                                            (1.7%)              (1,288,358)

NET ASSETS                                                                                       100.0%               75,392,865



Summary of Abbreviations

AMBAC               American Municipal Bond Assurance

                        Corporation

COP                 Certificate of Participation

CP                  Commercial Paper

FHLB                Federal Home Loan Bank

FHLMC               Federal Home Loan Mortgage

                        Corporation

FNMA                Federal National Mortgage

                        Association

FSA                 Financial Security Assurance

GO                  General Obligation

LOC                 Letter of Credit

LR                  Lease Revenue

MBIA                Municipal Bond Investors Assurance

                        Insurance Corporation

MFHR                Multi-Family Housing Revenue

MFMR                Multi-Family Mortgage Revenue

PCR                 Pollution Control Revenue

TRAN                Tax and Revenue Anticipation Notes

VRDN                Variable Rate Demand Notes



Summary of Combined Ratings (Unaudited)

Fitch                or          Moody's               or        Standard & Poor's                           Value (%)
------------------------------------------------------------------------------------------------------------------------------------

F1+, F1                          VMIG1, MIG1, P1                 SP1+, SP1, A1+, A1                               98.2

AAA, AA, A (b)                   Aaa, Aa, A (b)                  AAA, AA, A (b)                                    1.8

                                                                                                                 100.0



(A) SECURITIES PAYABLE ON DEMAND. VARIABLE INTEREST RATE--SUBJECT TO PERIODIC CHANGE.

(B) NOTES WHICH ARE NOT F, MIG AND SP RATED ARE REPRESENTED BY BOND RATINGS OF THE ISSUERS.


SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2003

                                                             Cost          Value
--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--See Statement of Investments  76,681,223  76,681,223

Cash                                                                     37,960

Interest receivable                                                     349,033

                                                                     77,068,216

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates--Note 2                    30,936

Payable for investment securities purchased                           1,600,000

Dividend payable                                                         44,221

Interest payable--Note 3                                                    194

                                                                      1,675,351

NET ASSETS ($)                                                       75,392,865

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                      75,393,836

Accumulated net realized gain (loss) on investments                       (971)

NET ASSETS ($)                                                       75,392,865

SHARES OUTSTANDING

(unlimited number of shares of Beneficial Interest authorized)       75,393,836

NET ASSET VALUE, offering and redemption price per share ($)               1.00

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF OPERATIONS

Year Ended June 30, 2003

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INTEREST INCOME                                                      1,069,974

EXPENSES:

Management fee--Note 2                                                 374,288

Interest expense--Note 3                                                 3,620

TOTAL EXPENSES                                                         377,908

INVESTMENT INCOME--NET                                                 692,066

NET REALIZED GAIN (LOSS) ON INVESTMENTS--NOTE 1(B) ($)                   (668)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   691,398

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF CHANGES IN NET ASSETS

                                                        Year Ended June 30,
                                             -----------------------------------
                                                     2003                2002
--------------------------------------------------------------------------------

OPERATIONS ($):

Investment income--net                            692,066            1,169,205

Net realized gain (loss) on investments              (668)                 --

NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS                      691,398            1,169,205

DIVIDENDS TO SHAREHOLDERS FROM ($):

INVESTMENT INCOME--NET                           (692,066)          (1,169,205)

BENEFICIAL INTEREST TRANSACTIONS ($1.00 per share):

Net proceeds from shares sold                 181,314,843          211,305,873

Dividends reinvested                              413,281              709,046

Cost of shares redeemed                      (187,828,822)        (219,020,550)

INCREASE (DECREASE) IN NET ASSETS
   FROM BENEFICIAL INTEREST TRANSACTIONS      (6,100,698)           (7,005,631)

TOTAL INCREASE (DECREASE) IN NET ASSETS       (6,101,366)           (7,005,631)

NET ASSETS ($):

Beginning of Period                            81,494,231           88,499,862

END OF PERIOD                                  75,392,865           81,494,231

SEE NOTES TO FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

The  following table describes the performance for the fiscal periods indicated.
Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.

                                                                                        Year Ended June 30,
                                                                 -------------------------------------------------------------------
                                                                 2003           2002           2001          2000          1999
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                             1.00           1.00           1.00           1.00          1.00

Investment Operations:

Investment income--net                                            .008           .013           .030           .028          .026

Distributions:

Dividends from investment income--net                            (.008)         (.013)         (.030)         (.028)        (.026)

Net asset value, end of period                                   1.00           1.00           1.00           1.00          1.00

TOTAL RETURN (%)                                                  .84           1.36           3.03           2.85          2.62

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of operating expenses
   to average net assets                                          .45            .45            .45            .45           .45

Ratio of interest expense
   to average net assets                                          .00(a)         .01            .02            .01           .01

Ratio of net investment income
   to average net assets                                          .83           1.36           2.97           2.80          2.58

Net Assets, end of period ($ x 1,000)                          75,393         81,494         88,500        119,486       109,392

(A) AMOUNT REPRESENTS LESS THAN .01%.



SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS

NOTE 1--Significant Accounting Policies:

Dreyfus BASIC California Municipal Money Market Fund (the "fund") is a separate non-diversified series of The Dreyfus/Laurel Tax-Free Municipal Funds (the " Trust" ) which is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company and operates as a series company currently offering three series, including the fund. The fund' s investment objective is to provide a high level of current income exempt from federal and California state income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the "Manager") serves as the fund's investment adviser. The Manager is a wholly-owned subsidiary of Mellon Bank, N.A, which is a wholly-owned subsidiary of Mellon Financial Corporation. Dreyfus Service Corporation (the " Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the fund' s shares, which are sold to the public without a sales charge.

The fund' s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which may require the use of management estimates. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the fund's Board of Trustees to represent the fair value of the fund's investments.

It is the fund's policy to maintain a continuous net asset value per share of $1.00 for the fund; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for amortization of discount and premium on investments, is earned from settlement date and recognized on the accrual basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

(c) Concentration of risk: The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

All cash balances were maintained with the Custodian, Mellon Bank, N.A.

(d) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net; such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended, (the " Code" ). To the extent that net realized capital gain can be offset by capital loss carryovers, it is the policy of the fund not to distribute such gain.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

At June 30, 2003, the components of accumulated earnings on a tax basis was substantially the same as for financial reporting purposes.

The accumulated capital loss carryover of $971 is available to be applied against future net securities profits, if any, realized subsequent to June 30, 2003. If not applied, $303 of the carryover expires in fiscal 2008 and $668 expires in fiscal 2011.

The tax character of distributions paid to shareholders during the fiscal periods ended June 30, 2003 and June 30, 2002, respectively, were all tax exempt income.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

At June 30, 2003, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

NOTE 2--Investment Management Fee and Other Transactions With Affiliates:

Investment management fee: Pursuant to an Investment Management agreement with the Manager, the Manager provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the fund. The Manager also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of .45% of the value of the fund's average daily net assets. Out of its fee, the Manager pays all of the expenses of the fund except brokerage fees, taxes, interest, fees and expenses of non-interested Trustees (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fund's allocable portion of fees and expenses of the non-interested Trustees (including counsel fees). Each Trustee receives $40,000 per year, plus $5,000 for each joint Board meeting of The Dreyfus/Laurel Funds, Inc., the Trust and The Dreyfus/Laurel Funds Trust (the "Dreyfus/Laurel Funds" ) attended, $2,000 for separate committee meetings attended which are not held in conjunction with a regularly scheduled board meeting and $500 for Board meetings and separate committee meetings attended that are conducted by telephone and is reimbursed for travel and out-of-pocket expenses. The Chairman of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts). In the event that there is a joint committee meeting of the Dreyfus/Laurel Funds and the Dreyfus High Yield Strategies Fund, the

$2,000 fee will be allocated between the Dreyfus/Laurel Funds and the Dreyfus High Yield Strategies Fund. These fees and expenses are charged and allocated to each series based on net assets. Amounts required to be paid by the Trust directly to the non-interested Trustees, that would be applied to offset a portion of the management fee payable to the Manager, are in fact paid directly by the Manager to the non-interested Trustees.

NOTE 3--Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $100 million unsecured line of credit primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings.

The average daily amount of borrowings outstanding under the line of credit during the period ended June 30, 2003 was approximately $171,400 with a related weighted average annualized interest rate of 2.11%.

                                                             The Fund

INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Shareholders
The Dreyfus/Laurel Tax-Free Municipal
Funds

We have audited the accompanying statement of assets and liabilities of Dreyfus BASIC California Municipal Money Market Fund (the "Fund") of The Dreyfus/Laurel Tax-Free Municipal Funds, including the statement of investments, as of June 30, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund' s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2003, by correspondence with the custodian. As to securities purchased but not yet received, we performed other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus BASIC California Municipal Money Market Fund of The Dreyfus/Laurel Tax-Free Municipal Funds as of June 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                        /s/ KPMG LLP

New York, New York
July 30, 2003



IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby designates all the dividends paid from investment income-net during the fiscal year ended June 30, 2003 as "exempt-interest dividends" (not subject to regular federal and, for individuals who are California residents, California personal income taxes).

                                                             The Fund

BOARD MEMBERS INFORMATION (Unaudited)

JOSEPH S. DIMARTINO (59)

CHAIRMAN OF THE BOARD (1999)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

*    Corporate Director and Trustee

OTHER BOARD MEMBERSHIPS AND AFFILIATIONS:

*    The Muscular Dystrophy Association, Director

*    Levcor International, Inc., an apparel fabric processor, Director

* Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director

* The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 191

                              --------------

JAMES FITZGIBBONS (68)

BOARD MEMBER (1994)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

*    Chairman of the Board, Davidson Cotton Company (1998-2001)

OTHER BOARD MEMBERSHIPS AND AFFILIATIONS:

*    Howes Leather Corporation, Director

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 25

                              --------------

J. TOMLINSON FORT (75)

BOARD MEMBER (1987)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

*    Of Counsel, Reed Smith LLP (1998-present)

OTHER BOARD MEMBERSHIPS AND AFFILIATIONS:

*    Allegheny College, Trustee

*    Pittsburgh Ballet Theatre, Trustee

*    American College of Trial Lawyers, Fellow

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 25

                              --------------

KENNETH A. HIMMEL (57)

BOARD MEMBER (1994)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

* President and CEO, Related Urban Development, a real estate development company (1996-present)

* President and CEO, Himmel & Company, a real estate development company (1980-present)

*    CEO, American Food Management, a restaurant company (1983-present)

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 25


STEPHEN J. LOCKWOOD (56)

BOARD MEMBER (1994)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

* Chairman of the Board, Stephen J. Lockwood and Company LLC, an investment company (2000-present)

*    Chairman of the Board and CEO, LDG Reinsurance Corporation (1977-2000)

OTHER BOARD MEMBERSHIPS AND AFFILIATIONS:

*    BDML Holdings, an insurance company, Chairman of the Board

*    Affiliated Managers Group, an investment management company, Director

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 25

                              --------------

ROSLYN WATSON (53)

BOARD MEMBER (1994)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

* Principal, Watson Ventures, Inc., a real estate investment company (1993-present)

OTHER BOARD MEMBERSHIPS AND AFFILIATIONS:

*    American Express Centurion Bank, Director

*    The Hyams Foundation Inc., a Massachusetts Charitable Foundation, Trustee

*    National Osteoporosis Foundation, Trustee

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 25

                              --------------

BENAREE PRATT WILEY (57)

BOARD MEMBER (1998)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

* President and CEO, The Partnership, an organization dedicated to increasing the Representation of African Americans in positions of leadership, influence and decision-making in Boston, MA (1991-present)

OTHER BOARD MEMBERSHIPS AND AFFILIATIONS:

*    Boston College, Trustee

*    The Greater Boston Chamber of Commerce, Director

*    The First Albany Companies, Inc., an investment bank, Director

*    Mass Development, Director

*    Commonwealth Institute, Director

*    Efficacy Institute, Director

*    PepsiCo Africa-America, Advisory Board

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 25

                              --------------

ONCE ELECTED ALL BOARD MEMBERS SERVE FOR AN INDEFINITE TERM. ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS, INCLUDING THEIR ADDRESS IS AVAILABLE IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION WHICH CAN BE OBTAINED FROM DREYFUS FREE OF CHARGE BY CALLING THIS TOLL FREE NUMBER: 1-800-554-4611.

RUTH MARIE ADAMS, EMERITUS BOARD MEMBER

FRANCIS P. BRENNAN, EMERITUS BOARD MEMBER

                                                             The Fund

OFFICERS OF THE FUND (Unaudited)

STEPHEN E. CANTER, PRESIDENT SINCE MARCH 2000.

Chairman of the Board, Chief Executive Officer and Chief Operating Officer of the Manager, and an officer of 95 investment companies (comprised of 189 portfolios) managed by the Manager. Mr. Canter also is a Board member and, where applicable, an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 57 years old and has been an employee of the Manager since May 1995.

STEPHEN R. BYERS, EXECUTIVE VICE PRESIDENT SINCE NOVEMBER 2002.

Chief Investment Officer, Vice Chairman and a Director of the Manager, and an officer of 95 investment companies (comprised of 189 portfolios) managed by the Manager. Mr. Byers also is an Officer, Director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 49 years old and has been an employee of the Manager since January 2000. Prior to joining the Manager, he served as an Executive Vice President-Capital Markets, Chief Financial Officer and Treasurer at Gruntal & Co., L.L.C.

MARK N. JACOBS, VICE PRESIDENT SINCE MARCH 2000.

Executive Vice President, Secretary and General Counsel of the Manager, and an officer of 96 investment companies (comprised of 205 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since June 1977.

STEVEN F. NEWMAN, SECRETARY SINCE MARCH 2000.

Associate General Counsel and Assistant Secretary of the Manager, and an officer of 96 investment companies (comprised of 205 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since July 1980.

JEFF PRUSNOFSKY, ASSISTANT SECRETARY SINCE MARCH 2000.

Associate General Counsel of the Manager, and an officer of 24 investment companies (comprised of 84 portfolios) managed by the Manager. He is 38 years old and has been an employee of the Manager since October 1990.

MICHAEL A. ROSENBERG, ASSISTANT SECRETARY SINCE MARCH 2000.

Associate General Counsel of the Manager, and an officer of 93 investment companies (comprised of 198 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since October 1991.

JAMES WINDELS, TREASURER SINCE NOVEMBER 2001.

Director - Mutual Fund Accounting of the Manager, and an officer of 96 investment companies (comprised of 205 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since April 1985.

MICHAEL CONDON, ASSISTANT TREASURER SINCE MARCH 2000.

Senior Treasury Manager of the Manager, and an officer of 37 investment companies (comprised of 78 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Manager since August 1984.


KENNETH J. SANDGREN, ASSISTANT TREASURER SINCE NOVEMBER 2001.

Mutual Funds Tax Director of the Manager, and an officer of 96 investment companies (comprised of 205 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since June 1993.

WILLIAM GERMENIS, ANTI-MONEY LAUNDERING COMPLIANCE OFFICER SINCE JULY 2002.

Vice President and Anti-Money Laundering Compliance Officer of the Distributor, and the Anti-Money Laundering Compliance Officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 32 years old and has been an employee of the Distributor since October 1998. Prior to joining the Distributor, he was a Vice President of Compliance Data Center, Inc

                                                             The Fund

NOTES

                 For More Information

                        Dreyfus BASIC
                        California Municipal
                        Money Market Fund
                        200 Park Avenue
                        New York, NY 10166

                        Manager

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                        Custodian

                        Mellon Bank, N.A.
                        One Mellon Bank Center
                        Pittsburgh, PA 15258

                        Transfer Agent &
                        Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.
                        200 Park Avenue
                        New York, NY 10166

                        Distributor

                        Dreyfus Service Corporation
                        200 Park Avenue
                        New York, NY 10166

To obtain information:

BY TELEPHONE
Call 1-800-645-6561

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

BY E-MAIL  Send your request
to info@dreyfus.com

ON THE INTERNET  Information
can be viewed online or
downloaded from:

http://www.dreyfus.com

(c) 2003 Dreyfus Service Corporation                                  307AR0603




================================================================================


      DREYFUS BASIC
      NEW YORK
      MUNICIPAL MONEY
      MARKET FUND

      ANNUAL REPORT June 30, 2003



The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

            Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the Chairman

                             3   Discussion of Fund Performance

                             6   Statement of Investments

                            10   Statement of Assets and Liabilities

                            11   Statement of Operations

                            12   Statement of Changes in Net Assets

                            13   Financial Highlights

                            14   Notes to Financial Statements

                            18   Independent Auditors' Report

                            19   Important Tax Information

                            20   Board Members Information

                            22   Officers of the Fund

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                                  Dreyfus BASIC
                                                             New York Municipal
                                                              Money Market Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

This annual report for Dreyfus BASIC New York Municipal Money Market Fund covers the 12-month period from July 1, 2002, through June 30, 2003. Inside, you'll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio manager, John Flahive.

The past year has been a challenging time for tax-exempt money market funds. In its ongoing attempts to stimulate renewed economic growth, the Federal Reserve Board reduced a key short-term interest rate twice during the reporting period, and yields of money market funds fell to historical lows. As a result, maintaining  a  steady  stream of current, tax-exempt income from investments in
money   market   securities   has   become  a  challenge  for  many  investors.

Nonetheless, we believe that it is important for investors to remember that money market funds have continued to achieve their objective of preserving shareholders' capital, although the preservation of capital is not guaranteed. For emergency reserves and money earmarked for near-term needs, we believe money market funds can play an important role in creating a diversified portfolio. However, if you seek to maximize current income from your long-term savings, your financial advisor may be able to recommend higher-yielding alternatives that are right for you in today's low interest-rate environment.

Thank you for your continued confidence and support.

Sincerely,

/s/ Stephen E. Canter
Stephen E. Canter
Chairman and Chief Executive Officer
The Dreyfus Corporation
July 15, 2003




DISCUSSION OF FUND PERFORMANCE

John Flahive, Portfolio Manager

How did Dreyfus BASIC New York Municipal Money Market Fund perform during the period?

For the 12-month period ended June 30, 2003, the fund provided a yield of 0.86% and, after taking into account the effects of compounding, an effective yield of 0.86%.(1)

We attribute the fund's modest returns to continued low interest rates, which have resulted in low yields for tax-exempt money market securities during the
reporting    period.

What is the fund's investment approach?

The fund seeks to provide a high level of current income exempt from federal, New York state and New York city income taxes consistent with the preservation of capital and the maintenance of liquidity. To pursue this objective, we attempt to add value by selecting the individual tax-exempt money market instruments from New York issuers that we believe are most likely to provide high tax-exempt current income, while focusing on credit risk. We also actively manage the fund's weighted average maturity in anticipation of interest-rate and supply-and-demand changes in New York' s short-term municipal marketplace.

Rather than focusing on economic or market trends, we search for securities that, in our opinion, will help us enhance the fund's yield without sacrificing quality.

The management of the fund' s weighted average maturity uses a more tactical approach. If we expect the supply of securities to increase temporarily, we may reduce the fund' s weighted average maturity to make cash available for the purchase of higher-yielding securities. This is due to the fact that yields tend to rise temporarily if issuers are competing for investor interest. If we expect demand to surge at a time when we anticipate little issuance and therefore lower


                                                                The Fund

DISCUSSION OF FUND PERFORMANCE (CONTINUED)

yields, we may increase the fund's weighted average maturity to maintain current yields for as long as practical. At other times, we try to maintain a neutral weighted average maturity.

What other factors influenced the fund's performance?

The fund' s performance was most influenced during the reporting period by declining interest rates, including the Federal Reserve Board's two short-term rate cuts in November 2002 and June 2003, which drove the federal funds rate to just 1.00% by the reporting period's end. As short-term interest rates fell, so did tax-exempt money market yields.

The primary reason for lower interest rates was a weaker than expected U.S. economy. The economic recovery has progressed in fits and starts for some time now, as it has grappled with inconsistent growth, low levels of corporate spending and the increasing likelihood of war with Iraq. What's more, the lingering effects of the September 11 terrorist attacks and a persistently volatile stock market have continued to create especially difficult fiscal challenges for New York state and, especially, New York City.

Like many other states, New York has received fewer revenues than it forecast from state income, sales and capital gains taxes. During the reporting period, the state balanced its fiscal 2003 budget primarily through spending cutbacks. The state' s fiscal 2004 budget, which was passed despite Governor Pataki's objections, also included tax hikes for both New York state and New York City residents.

In addition, to fund its operating expenses in the challenging fiscal climate, New York state issued more short-term debt during the reporting period than during the same period one year earlier. While an increase in the supply of new securities generally causes yields to rise, New York's increased issuance was quickly absorbed as investors from the taxable marketplace shifted assets into tax-exempt money market funds to capture tax benefits at a time in which nominal yields between the two markets were similar.

What is the fund's current strategy?

As of the reporting period's end, the fund's weighted average maturity was 38 days, which we consider neutral relative to other municipal money market funds. This position has not changed substantially during the reporting period.

The fund' s variable-rate demand notes (VRDNs), on which yields are reset daily or weekly, comprised approximately 79% of the fund's total assets as of June 30, 2003; municipal notes represented approximately 18% of assets and commercial paper made up the balance. While we have not made any major changes to the fund' s asset allocation, we have been adding modestly to its commercial paper exposure, primarily among securities with maturities in the three- to six-month range. We believe that by doing so, we are attempting to boost the fund's yield as much as we deem practical without locking in today's low rates on one-year municipal notes.

Finally, because of the ongoing fiscal difficulties of New York state and New York City, we continue to adopt a relatively cautious approach to credit analysis. More specifically, we are carefully scrutinizing issuers' projected revenues to ensure that they are, in our view, realistic and attainable under current and expected economic and fiscal conditions.

July 15, 2003

(1) EFFECTIVE YIELD IS BASED UPON DIVIDENDS DECLARED DAILY AND REINVESTED MONTHLY. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. YIELDS FLUCTUATE. INCOME MAY BE SUBJECT TO STATE AND LOCAL TAXES FOR NON-NEW YORK RESIDENTS, AND SOME INCOME MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT) FOR CERTAIN INVESTORS. AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR THE U.S. GOVERNMENT. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                                                             The Fund

STATEMENT OF INVESTMENTS

June 30, 2003



                                                                                              Principal
TAX EXEMPT INVESTMENTS--93.7%                                                                 Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

Albany Industrial Development Agency, IDR, VRDN

  (Newkirk Products Project)

   1.05% (LOC; Fleet National Bank)                                                           1,300,000  (a)           1,300,000

Great Neck North Water Authority, Water System Revenue

   VRDN 1% (Insured; FGIC and Liquidity Facility; FGIC)                                       7,400,000  (a)           7,400,000

Herricks Union Free School District, GO Notes, BAN

   2%, 12/3/2003                                                                             10,000,000               10,026,796

Jay Street Development Corporation

  LR, VRDN (Jay Street Project):

      .95% (LOC; J.P. Morgan Chase & Co.)                                                    10,900,000  (a)          10,900,000

      .95% (LOC; Landesbank Hessen-Thuringen

         Girozentrale)                                                                       11,450,000  (a)          11,450,000

Lancaster Central School District, GO Notes, BAN

   2%, 7/30/2003                                                                              9,903,479                9,907,203

Long Island Power Authority, Electric System Revenue

  VRDN .93% (Insured; MBIA and Liquidity

   Facility; Credit Suisse First Boston)                                                     17,900,000  (a)          17,900,000

Metropolitan Transportation Authority, Transit Revenue

  Refunding, VRDN .96% (Insured; AMBAC and

   Liquidity Facility; Bank of Nova Scotia)                                                  10,200,000  (a)          10,200,000

Monroe County Airport Authority, Airport Revenue

  VRDN 1.01% (Insured; MBIA and Liquidity

   Facility; Merrill Lynch)                                                                   4,900,000  (a)           4,900,000

Monroe County Industrial Development Agency

  Civic Facility Revenue, VRDN

  (St. Ann's Home for the Aged Project)

   .96% (LOC; HSBC Bank USA)                                                                 11,800,000  (a)          11,800,000

Nassau County Interim Finance Authority

  Sales Tax Revenue, VRDN

   .90% (Insured; FSA and Liquidity Facility; BNP Paribas)                                   20,400,000  (a)          20,400,000

New York City, GO Notes, VRDN:

   .90%, Series B-8 (LOC; Bayerische Landesbank)                                              5,505,000  (a)           5,505,000

   .90%, Series F-5 (LOC; Bayerische Landesbank)                                              5,385,000  (a)           5,385,000

   .95% (Insured; AMBAC and Liquidity Facility;

      Bank of Nova Scotia)                                                                    3,500,000  (a)           3,500,000

   .95% (LOC; Landesbank Hessen-Thuringen Girozentrale)                                       2,530,000  (a)           2,530,000

New York City Housing Development Corporation, VRDN:

  Mortgage Revenue

    (Residential East 17th Street)

      .92% (LOC; J.P. Morgan Chase & Co.)                                                     1,600,000  (a)           1,600,000

   Multi-Family Rental Housing Revenue:

      (Carnegie Park) .95% (Insured; FNMA)                                                    1,950,000  (a)           1,950,000

      (Monterey) .95% (Insured; FNMA)                                                        13,400,000  (a)          13,400,000

      (West 89th Street Development) 1% (LOC; FNMA)                                          14,000,000  (a)          14,000,000


                                                                                              Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

New York City Industrial Development Agency

  Civic Facility Revenue, VRDN (Casa Project)

   1.10% (LOC; J.P. Morgan Chase & Co.)                                                       3,000,000  (a)           3,000,000

New York City Municipal Water Finance Authority

  Water and Sewer System Revenue:

    CP 1%, 8/11/2003 (LOC: Bank of Nova Scotia and

         Toronto Dominion Bank)                                                              10,200,000               10,200,000

      VRDN:

         .88% (Liquidity Facility: Bank of Nova Scotia

            and Toronto Dominion Bank)                                                       13,200,000  (a)          13,200,000

         .95%, Series C (Liquidity Facility;

            Dexia Credit Locale)                                                              6,900,000  (a)           6,900,000

         .95%, Series F (Liquidity Facility;

            Bayerische Landesbank)                                                            1,400,000  (a)           1,400,000

New York State Dormitory Authority, Revenue

  VRDN:

    (New York Foundling Charitable Corp.)

         .96% (LOC; Allied Irish Bank)                                                        4,940,000  (a)           4,940,000

      (Rochester Institute of Technology)

         .95% (Insured; AMBAC and Liquidity Facility;

         Fleet National Bank)                                                                10,000,000  (a)          10,000,000

New York State Energy Research and Development

  Authority, PCR (New York State Electric and Gas):

      1.10%, 9/15/2003 (LOC; J.P. Morgan Chase & Co.)                                         3,000,000                3,000,000

      1.80%, 12/1/2003 (LOC; Fleet National Bank)                                             8,000,000                8,000,000

New York State Housing Finance Agency, Revenue

  VRDN (Normandie Court I Project)

   .92% (LOC; Landesbank Hessen-
   Thuringen Girozentrale)                                                                   11,050,000  (a)          11,050,000

New York State Local Government Assistance

  Corporation, Sales Tax Revenue, VRDN:

    .90% (LOC: Bayerische Landesbank and

         Westdeutsche Landesbank)                                                            16,215,000  (a)          16,215,000

      .90% (LOC; Societe Generale)                                                           16,500,000  (a)          16,500,000

New York State Thruway Authority, Highway

  and Bridge Trust Fund, Revenue

   5.25%, 4/1/2004 (Insured; AMBAC)                                                           5,000,000                5,157,347

Oneida Indian Nation, Revenue, VRDN

   1% (LOC; Bank of America)                                                                 10,200,000  (a)          10,200,000

Orange County Industrial Development Agency

  Civic Facility Revenue, VRDN

  (Horton Medical Center Project)

  .95% (Insured; FSA and Liquidity Facility;

   Fleet National Bank)                                                                      10,000,000  (a)          10,000,000

                                                                                                                 The Fund

STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                              Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

Rensselaer County Industrial Development Agency

  Civic Facility Revenue, VRDN

   (Polytech Institute Project) 1%                                                            3,500,000  (a)           3,500,000

Rochester, GO Notes

   5.125%, 10/1/2003 (Insured; MBIA)                                                          7,610,000                7,680,826

Wayne County, GO Notes, BAN

   1.50%, 6/10/2004                                                                          13,600,000               13,663,457

TOTAL INVESTMENTS (cost $318,660,629)                                                             93.7%              318,660,629

CASH AND RECEIVABLES (NET)                                                                         6.3%               21,427,897

NET ASSETS                                                                                       100.0%              340,088,526



Summary of Abbreviations

AMBAC                     American Municipal Bond

                             Assurance Corporation

BAN                       Bond Anticipation Notes

CP                        Commercial Paper

FGIC                      Financial Guaranty Insurance

                             Company

FNMA                      Federal National Mortgage

                             Association

FSA                       Financial Security Assurance

GO                        General Obligation

IDR                       Industrial Development Revenue

LOC                       Letter of Credit

LR                        Lease Revenue

MBIA                      Municipal Bond Investors

                             Assurance Insurance

                             Corporation

PCR                       Pollution Control Revenue

VRDN                      Variable Rate Demand Notes


Summary of Combined Ratings (Unaudited)

Fitch                or          Moody's               or        Standard & Poor's                           Value (%)
------------------------------------------------------------------------------------------------------------------------------------

F1+, F1                          VMIG1, MIG1, P1                 SP1+, SP1, A1+, A1                               85.4

AAA, AA, A (b)                   Aaa, Aa, A (b)                  AAA, AA, A (b)                                    4.0

Not Rated (c)                    Not Rated (c)                   Not Rated (c)                                    10.6

                                                                                                                 100.0



(A) SECURITIES PAYABLE ON DEMAND. VARIABLE INTEREST RATE--SUBJECT TO PERIODIC CHANGE.

(B) NOTES WHICH ARE NOT F, MIG, OR SP RATED ARE REPRESENTED BY BOND RATINGS OF THE ISSUERS.

(C) SECURITIES WHICH, WHILE NOT RATED BY FITCH, MOODY'S AND STANDARD & POOR'S, HAVE BEEN DETERMINED BY THE MANAGER TO BE OF COMPARABLE QUALITY TO THOSE RATED SECURITIES IN WHICH THE FUND MAY INVEST.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2003

                                                             Cost         Value
--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--See Statement of
Investments                                           318,660,629   318,660,629

Cash                                                                 21,152,239

Interest receivable                                                     706,743

                                                                    340,519,611

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates--Note 2                   122,424

Dividend payable                                                        183,451

Payable for shares of Beneficial Interest redeemed                      125,007

Interest payable--Note 3                                                    203

                                                                        431,085

NET ASSETS ($)                                                      340,088,526

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                     340,088,536

Accumulated net realized gain (loss) on investments                        (10)

NET ASSETS ($)                                                      340,088,526

SHARES OUTSTANDING

(unlimited number of shares of Beneficial Interest authorized)      340,088,536

NET ASSET VALUE, offering and redemption price per share ($)               1.00

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF OPERATIONS

Year Ended June 30, 2003

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INTEREST INCOME                                                      4,538,955

EXPENSES:

Management fee--Note 2                                               1,560,162

Interest expense--Note 3                                                 4,379

TOTAL EXPENSES                                                       1,564,541

INVESTMENT INCOME--NET, REPRESENTING NET INCREASE
  IN NET ASSETS RESULTING FROM OPERATIONS                            2,974,414

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF CHANGES IN NET ASSETS

                                                        Year Ended June 30,
                                             -----------------------------------

                                                     2003                 2002
--------------------------------------------------------------------------------

OPERATIONS ($):

INVESTMENT INCOME--NET, REPRESENTING NET INCREASE
   IN NET ASSETS RESULTING FROM OPERATIONS      2,974,414            5,024,190

DIVIDENDS TO SHAREHOLDERS FROM ($):

INVESTMENT INCOME--NET                         (2,974,414)          (5,024,190)

BENEFICIAL INTEREST TRANSACTIONS ($1.00 per share):

Net proceeds from shares sold                 276,074,163          278,533,896

Dividends reinvested                            2,614,249            4,370,309

Cost of shares redeemed                      (281,631,916)        (304,138,835)

INCREASE (DECREASE) IN NET ASSETS FROM
   BENEFICIAL INTEREST TRANSACTIONS            (2,943,504)         (21,234,630)

TOTAL INCREASE (DECREASE) IN NET ASSETS        (2,943,504)         (21,234,630)

NET ASSETS ($):

Beginning of Period                           343,032,030          364,266,660

END OF PERIOD                                 340,088,526          343,032,030

SEE NOTES TO FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.



                                                                                          Year Ended June 30,
                                                                --------------------------------------------------------------------

                                                                 2003           2002           2001          2000          1999
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                             1.00           1.00           1.00           1.00          1.00

Investment Operations:

Investment income--net                                            .009           .014           .032           .032          .027

Distributions:

Dividends from investment income--net                            (.009)         (.014)         (.032)         (.032)        (.027)

Net asset value, end of period                                   1.00           1.00           1.00           1.00          1.00

TOTAL RETURN (%)                                                  .86           1.36           3.26           3.20          2.69

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of operating expenses
   to average net assets                                          .45            .45            .45            .45           .45

Ratio of interest expense
   to average net assets                                          .00(a)         .00(a)         .01              --           --

Ratio of net investment income
   to average net assets                                          .86           1.36           3.21            3.17          2.65

Net Assets, end of period ($ x 1,000)                         340,089        343,032         364,267        358,095       314,095

(A) AMOUNT REPRESENTS LESS THAN .01%.



SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS

NOTE 1--Significant Accounting Policies:

Dreyfus BASIC New York Municipal Money Market Fund (the "fund") is a separate non-diversified series of The Dreyfus/Laurel Tax-Free Municipal Funds (the "Trust") which is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company and operates as a series company, currently offering three series including the fund. The fund' s investment objective is to provide a high level of current income exempt from federal, New York state and New York city income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the "Manager") serves as the fund's investment adviser. The Manager is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation. Dreyfus Service Corporation (the "Distributor" ), a wholly-owned subsidiary of the Manager, is the distributor of the fund's shares, which are sold to the public without a sales charge.

The fund' s financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(A) PORTFOLIO VALUATION: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the fund's Board of Trustees to represent the fair value of the fund's investments.

It is the fund's policy to maintain a continuous net asset value per share of $1.00 for the fund; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

(B) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Interest income, adjusted for amortization of discount and premium on invest-

ments, is earned from settlement date and recognized on the accrual basis. Cost of investments represents amortized cost.

(C) CONCENTRATION OF RISK: The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the state and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

All cash balances were maintained with the Custodian, Mellon Bank, N.A.

(D) DIVIDENDS TO SHAREHOLDERS: It is the policy of the fund to declare dividends daily from investment income-net; such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended, (the " Code" ). To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain.

(E) FEDERAL INCOME TAXES: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain, if any, sufficient to relieve it from substantially all federal income and excise taxes.

At June 30, 2003, the components of accumulated earnings on a tax basis was substantially the same as for financial reporting purposes.

The tax character of distributions paid to shareholders during the fiscal periods ended June 30, 2003 and June 30, 2002, respectively, were all tax exempt income.

At June 30, 2003, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 2--Investment Management Fee and Other Transactions with Affiliates:

INVESTMENT MANAGEMENT FEE: Pursuant to an Investment Management Agreement with the Manager, the Manager provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the fund. The Manager also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of .45% of the value of the fund's average daily net assets. Out of its fee, the Manager pays all of the expenses of the fund except brokerage fees, taxes, interest, fees and expenses of non-interested Trustees (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fund's allocable portion of fees and expenses of the non-interested Trustees (including counsel fees). Each Trustee receives $40,000 per year, plus $5,000 for each joint Board meeting of The Dreyfus/Laurel Funds, Inc., the Trust and The Dreyfus/Laurel Funds Trust (the "Dreyfus/Laurel Funds" ) attended, $2,000 for separate committee meetings attended which are not held in conjunction with a regularly scheduled board meeting and $500 for Board meetings and separate committee meetings attended that are conducted by telephone and is reimbursed for travel and out-of-pocket expenses. The Chairman of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts). In the event that there is a joint committee meeting of the Dreyfus/Laurel Funds and Dreyfus High Yield Strategies Fund, the $2,000 fee will be allocated between the Dreyfus/Laurel Funds and the Dreyfus High Yield Strategies Fund. These fees and expenses are charged and allocated to each series based on net assets. Amounts required to be paid by the Trust directly to the non-interested Trustees, that would be applied to offset a portion of the management fee payable to the Manager, are in fact paid directly by the Manager to the non-interested Trustees.

NOTE 3--Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $100 million unsecured line of credit primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings.

The average daily amount of borrowings outstanding under the line of credit during the period ended June 30, 2003, was approximately $227,700 with a related weighted average annualized interest rate of 1.92%.

                                                             The Fund

INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Shareholders
The Dreyfus/Laurel Tax-Free Municipal Funds

We have audited the accompanying statement of assets and liabilities of Dreyfus BASIC New York Municipal Money Market Fund (the "Fund") of The Dreyfus/Laurel Tax-Free Municipal Funds, including the statement of investments, as of June 30, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund' s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

  We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus BASIC New York Municipal Money Market Fund of The Dreyfus/Laurel Tax-Free Municipal Funds as of June 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

                                                                /S/KPMG LLP

New York, New York
July 30, 2003




IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby designates all the dividends paid from investment income-net during the fiscal year ended June 30, 2003 as "exempt-interest dividends" (not subject to regular federal and, for individuals who are New York residents, New York state and New York city personal income taxes).

                                                             The Fund

BOARD MEMBERS INFORMATION (Unaudited)

JOSEPH S. DIMARTINO (59)

CHAIRMAN OF THE BOARD (1999)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

*     Corporate Director and Trustee

OTHER BOARD MEMBERSHIPS AND AFFILIATIONS:

*     The Muscular Dystrophy Association, Director

*     Levcor International, Inc., an apparel fabric processor, Director

* Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director

* The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 191

                              --------------

JAMES FITZGIBBONS (68)

BOARD MEMBER (1994)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

*     Chairman of the Board, Davidson Cotton Company (1998-2001)

OTHER BOARD MEMBERSHIPS AND AFFILIATIONS:

*     Howes Leather Corporation, Director

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 25

                              --------------

J. TOMLINSON FORT (75)

BOARD MEMBER (1987)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

*     Of Counsel, Reed Smith LLP (1998-present)

OTHER BOARD MEMBERSHIPS AND AFFILIATIONS:

*     Allegheny College, Trustee

*     Pittsburgh Ballet Theatre, Trustee

*     American College of Trial Lawyers, Fellow

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 25

                              --------------

KENNETH A. HIMMEL (57)

BOARD MEMBER (1994)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

* President and CEO, Related Urban Development, a real estate development company (1996-present)

* President and CEO, Himmel & Company, a real estate development company (1980-present)

*     CEO, American Food Management, a restaurant company (1983-present)

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 25


STEPHEN J. LOCKWOOD (56)

BOARD MEMBER (1994)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

* Chairman of the Board, Stephen J. Lockwood and Company LLC, an investment company (2000-present)

*     Chairman of the Board and CEO, LDG Reinsurance Corporation (1977-2000)

OTHER BOARD MEMBERSHIPS AND AFFILIATIONS:

*     BDML Holdings, an insurance company, Chairman of the Board

*     Affiliated Managers Group, an investment management company, Director

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 25

                              --------------

ROSLYN WATSON (53)

BOARD MEMBER (1994)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

* Principal, Watson Ventures, Inc., a real estate investment company (1993-present)

OTHER BOARD MEMBERSHIPS AND AFFILIATIONS:

*     American Express Centurion Bank, Director

*     The Hyams Foundation Inc., a Massachusetts Charitable Foundation, Trustee

*     National Osteoporosis Foundation, Trustee

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 25

                              --------------

BENAREE PRATT WILEY (57)

BOARD MEMBER (1998)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

* President and CEO, The Partnership, an organization dedicated to increasing the representation of African Americans in positions of leadership, influence and decision-making in Boston, MA (1991-present)

OTHER BOARD MEMBERSHIPS AND AFFILIATIONS:

*     Boston College, Trustee

*     The Greater Boston Chamber of Commerce, Director

*     The First Albany Companies, Inc., an investment bank, Director

*     Mass Development, Director

*     Commonwealth Institute, Director

*     Efficacy Institute, Director

*     PepsiCo Africa-America, Advisory Board

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 25

                              --------------

ONCE ELECTED ALL BOARD MEMBERS SERVE FOR AN INDEFINITE TERM. ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS, INCLUDING THEIR ADDRESS IS AVAILABLE IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION WHICH CAN BE OBTAINED FROM DREYFUS FREE OF CHARGE BY CALLING THIS TOLL FREE NUMBER: 1-800-554-4611.

RUTH MARIE ADAMS, EMERITUS BOARD MEMBER

FRANCIS P. BRENNAN, EMERITUS BOARD MEMBER

                                                             The Fund

OFFICERS OF THE FUND (Unaudited)

STEPHEN E. CANTER, PRESIDENT SINCE MARCH 2000.

Chairman of the Board, Chief Executive Officer and Chief Operating Officer of the Manager, and an officer of 95 investment companies (comprised of 189 portfolios) managed by the Manager. Mr. Canter also is a Board member and, where applicable, an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 57 years old and has been an employee of the Manager since May 1995.

STEPHEN R. BYERS, EXECUTIVE VICE PRESIDENT SINCE NOVEMBER 2002.

Chief Investment Officer, Vice Chairman and a Director of the Manager, and an officer of 95 investment companies (comprised of 189 portfolios) managed by the Manager. Mr. Byers also is an Officer, Director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 49 years old and has been an employee of the Manager since January 2000. Prior to joining the Manager, he served as an Executive Vice President-Capital Markets, Chief Financial Officer and Treasurer at Gruntal & Co., L.L.C.

MARK N. JACOBS, VICE PRESIDENT SINCE MARCH 2000.

Executive Vice President, Secretary and General Counsel of the Manager, and an officer of 96 investment companies (comprised of 205 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since June 1977.

STEVEN F. NEWMAN, SECRETARY SINCE MARCH 2000.

Associate General Counsel and Assistant Secretary of the Manager, and an officer of 96 investment companies (comprised of 205 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since July 1980.

JEFF PRUSNOFSKY, ASSISTANT SECRETARY SINCE MARCH 2000.

Associate General Counsel of the Manager, and an officer of 24 investment companies (comprised of 84 portfolios) managed by the Manager. He is 38 years old and has been an employee of the Manager since October 1990.

MICHAEL A. ROSENBERG, ASSISTANT SECRETARY SINCE MARCH 2000.

Associate General Counsel of the Manager, and an officer of 93 investment companies (comprised of 198 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since October 1991.

JAMES WINDELS, TREASURER SINCE NOVEMBER 2001.

Director - Mutual Fund Accounting of the Manager, and an officer of 96 investment companies (comprised of 205 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since April 1985.


MICHAEL CONDON, ASSISTANT TREASURER SINCE MARCH 2000.

Senior Treasury Manager of the Manager, and an officer of 37 investment companies (comprised of 78 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Manager since August 1984.

KENNETH J. SANDGREN, ASSISTANT TREASURER SINCE NOVEMBER 2001.

Mutual Funds Tax Director of the Manager, and an officer of 96 investment companies (comprised of 205 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since June 1993.

WILLIAM GERMENIS, ANTI-MONEY LAUNDERING COMPLIANCE OFFICER SINCE JULY 2002.

Vice President and Anti-Money Laundering Compliance Officer of the
Distributor, and the Anti-Money Laundering Compliance Officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 32 years old and has been an employee of the Distributor since October 1998. Prior to joining the Distributor, he was a Vice President of Compliance Data Center, Inc.

                                                             The Fund

NOTES

                  For More Information

                        Dreyfus BASIC
                        New York Municipal
                        Money Market Fund
                        200 Park Avenue
                        New York, NY 10166

                        Manager

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                        Custodian

                        Mellon Bank, N.A.
                        One Mellon Bank Center
                        Pittsburgh, PA 15258

                        Transfer Agent &
                        Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.
                        200 Park Avenue
                        New York, NY 10166

                        Distributor

                        Dreyfus Service Corporation
                        200 Park Avenue
                        New York, NY 10166

To obtain information:

BY TELEPHONE
Call 1-800-645-6561

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

BY E-MAIL  Send your request
to info@dreyfus.com

ON THE INTERNET  Information
can be viewed online or
downloaded from:

http://www.dreyfus.com

(c) 2003 Dreyfus Service Corporation                                  316AR0603



================================================================================


      DREYFUS BASIC
      MASSACHUSETTS
      MUNICIPAL MONEY
      MARKET FUND

      ANNUAL REPORT June 30, 2003



The views expressed in this report reflect those of the portfolio manager only through the end of the period covered and do not necessarily represent the views of Dreyfus or any other person in the Dreyfus organization. Any such views are subject to change at any time based upon market or other conditions and Dreyfus disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Dreyfus fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Dreyfus fund.

            Not FDIC-Insured * Not Bank-Guaranteed * May Lose Value


                                 Contents

                                 THE FUND
--------------------------------------------------

                             2   Letter from the Chairman

                             3   Discussion of Fund Performance

                             6   Statement of Investments

                            10   Statement of Assets and Liabilities

                            11   Statement of Operations

                            12   Statement of Changes in Net Assets

                            13   Financial Highlights

                            14   Notes to Financial Statements

                            18   Independent Auditors' Report

                            19   Important Tax Information

                            20   Board Members Information

                            22   Officers of the Fund

                                 FOR MORE INFORMATION
---------------------------------------------------------------------------

                                 Back Cover

                                                                       The Fund

                                                                  Dreyfus BASIC
                                                        Massachusetts Municipal
                                                              Money Market Fund

LETTER FROM THE CHAIRMAN

Dear Shareholder:

This annual report for Dreyfus BASIC Massachusetts Municipal Money Market Fund covers the 12-month period from July 1, 2002, through June 30, 2003. Inside, you' ll find valuable information about how the fund was managed during the reporting period, including a discussion with the fund's portfolio manager, John Flahive.

The past year has been a challenging time for tax-exempt money market funds. In its ongoing attempts to stimulate renewed economic growth, the Federal Reserve Board reduced a key short-term interest rate twice during the reporting period, and yields of money market funds fell to historical lows. As a result, maintaining a steady stream of current, tax-exempt income from investments in money market securities has become a challenge for many investors.

Nonetheless, we believe that it is important for investors to remember that money market funds have continued to achieve their objective of preserving shareholders' capital, although the preservation of capital is not guaranteed. For emergency reserves and money earmarked for near-term needs, we believe money market funds can play an important role in creating a diversified portfolio. However, if you seek to maximize current income from your long-term savings, your financial advisor may be able to recommend higher-yielding alternatives that are right for you in today's low interest-rate environment.

Thank you for your continued confidence and support.

Sincerely,


/S/STEPHEN E. CANTER
Stephen E. Canter
Chairman and Chief Executive Officer
The Dreyfus Corporation
July 15, 2003




DISCUSSION OF FUND PERFORMANCE

John Flahive, Portfolio Manager

How did Dreyfus BASIC Massachusetts Municipal Money Market Fund perform during the period?

For the 12-month period ended June 30, 2003, the fund's shares provided a yield of 0.87% and, after taking into account the effects of compounding, an effective yield of 0.87%.(1)

We attribute the fund's performance to lower interest rates, which resulted in lower yields for tax-exempt money market securities during the reporting period.

What is the fund's investment approach?

The fund seeks to provide a high level of current income exempt from federal and Massachusetts state income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity. To pursue this objective, we attempt to add value by selecting the individual tax-exempt money market instruments from Massachusetts's issuers that we believe are most likely to provide high tax-exempt current income, while focusing on credit risk. We also actively manage the fund's weighted average maturity in anticipation of interest-rate and supply-and-demand changes in Massachusetts' s short-term municipal marketplace.

Rather than focusing on economic or market trends, we search for securities that, in our opinion, will help us enhance the fund's yield without sacrificing quality.

The management of the fund' s weighted average maturity uses a more tactical approach. If we expect the supply of securities to increase temporarily, we may reduce the fund' s weighted average maturity to make cash available for the purchase of higher-yielding securities. This is due to the fact that yields tend to rise temporarily if issuers are competing for investor interest. If we expect demand to surge at a time when we anticipate little issuance and therefore lower

                                                                The Fund


DISCUSSION OF FUND PERFORMANCE (CONTINUED)

yields, we may increase the fund's average weighted maturity to maintain current yields for as long as practical. At other times, we try to maintain a neutral average weighted maturity.

What other factors influenced the fund's performance?

The weak U.S. economy represented the most significant influence on the fund's performance, particularly during the first half of the reporting period. In its ongoing attempts to stimulate renewed economic growth, the Federal Reserve Board reduced short-term interest rates twice during the reporting period, including reductions of 50 basis points in November 2002 and 25 basis points in June 2003, which drove the federal funds rate to a 45-year low of just 1%.

In addition, investor demand for relatively stable, short-term securities remained robust. Mounting concerns regarding a possible war with Iraq, questionable accounting practices at several large, well-known corporations and a volatile stock market created a "flight to quality" among investors, putting additional downward pressure on money market yields.

The fund also was affected by the deteriorating fiscal condition of many issuers during the reporting period. Like many other states, Massachusetts grappled with rising fiscal pressures as reduced revenues from income, sales and capital gains taxes led to budget gaps. The state tapped into its "rainy day" reserves, which had been established during previous years. In addition, some state-funded programs and services were cut back, and some taxes and fees were raised to cover revenue shortfalls.

In this challenging investment environment, we responded by generally avoiding issuers that depend more on state aid than local revenue sources. That's because we believe those issuers are likely to be more vulnerable to state cutbacks during these troubled economic times. In our experience, states tend to push their budget pressures downward onto cities and localities, where state aid is especially crucial to fiscal solvency. Accordingly, we tended to favor issuers in municipalities where revenues are derived primarily through property taxes, which we consider a more stable source of funds.


What is the fund's current strategy?

As of the end of the reporting period, approximately 67% of the fund's total assets was invested in variable-rate demand notes, with 25% invested in municipal notes and 8% in commercial paper. These percentages are generally in line with other municipal money market funds. While we made relatively few major changes to the fund's composition during the reporting period, we have modestly trimmed its exposure to longer-dated one-year notes, primarily because we believe it makes little sense to lock in today's low yields for so long. Instead, we have invested those assets primarily in commercial paper, where we have focused on securities in the three- to six-month range.

The fund' s weighted average maturity was 48 days on June 30, 2003, which we consider neutral relative to other municipal money market funds. This position represents a small change from the fund's 50-day posture when the reporting period began. As always, we are prepared to modify the fund's asset allocation and maturity management strategies as market conditions change.

July 15, 2003

(1) EFFECTIVE YIELD IS BASED UPON DIVIDENDS DECLARED DAILY AND REINVESTED MONTHLY. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. YIELDS FLUCTUATE. INCOME MAY BE SUBJECT TO STATE AND LOCAL TAXES FOR NON-MASSACHUSETTS RESIDENTS, AND SOME INCOME MAY BE SUBJECT TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT) FOR CERTAIN INVESTORS. AN INVESTMENT IN THE FUND IS NOT INSURED OR GUARANTEED BY THE FDIC OR THE U.S. GOVERNMENT. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

                                                             The Fund

STATEMENT OF INVESTMENTS


June 30, 2003

                                                                                              Principal
TAX EXEMPT INVESTMENTS--101.4%                                                                Amount ($)               Value ($)
------------------------------------------------------------------------------------------------------------------------------------

Canton, GO Notes, BAN 2%, 3/19/2004                                                           3,000,000                3,020,075

Cohasset, GO Notes, BAN 2.50%, 7/25/2003                                                      8,000,000                8,005,285

Edgartown, GO Notes, BAN 2.50%, 8/1/2003                                                      3,238,078                3,240,786

Leominster, GO Notes, BAN 2.25%, 11/14/2003                                                   4,276,000                4,285,394

Littleton, GO Notes 2.25%, 1/15/2004 (Insured; FGIC)                                          1,721,000                1,731,641

Marion, GO Notes, BAN 2%, 9/26/2003                                                           3,500,000                3,504,517

State of Massachusetts, GO Notes, VRDN:

  .96% (Insured; FGIC and Liquidity Facility;

      Merrill Lynch & Co.)                                                                    5,210,000  (a)           5,210,000

   Refunding:

      .90% (Liquidity Facility; WestLB AG)                                                    5,200,000  (a)           5,200,000

      .95% (Liquidity Facility; Landesbank Hessen

         Thuringen Girozentrale)                                                              4,600,000  (a)           4,600,000

      1.10% (Liquidity Facility; Landesbank Hessen

         Thuringen Girozentrale)                                                              2,600,000  (a)           2,600,000

Massachusetts Bay Transportation Authority

  General Transportation Systems, GO Notes, VRDN

   .95% (Liquidity Facility; WestLB AG)                                                       6,000,000  (a)           6,000,000

Massachusetts Development Finance Agency:

   Revenue, CP 1.05%, 8/7/2003 (LOC; Wachovia Bank)                                           5,000,000                5,000,000

   VRDN:

      College and University Revenue, Refunding

         (Smith College) .95%                                                                 5,900,000  (a)           5,900,000

      Revenue:

         (Dexter School Project)

            .99% (Insured; MBIA and Liquidity Facility;

            Wachovia Bank)                                                                    1,000,000  (a)           1,000,000

         (Loomis Communities)

            1.06% (LOC; ABN-AMRO)                                                             4,300,000  (a)           4,300,000

         (Meadowbrook School)

            .94% (LOC; Allied Irish Banks)                                                    3,000,000  (a)           3,000,000

         (Worcester Academy)

            .99% (LOC; Allied Irish Banks)                                                    3,000,000  (a)           3,000,000

Massachusetts Health and Educational Facilities Authority:

  College and University Revenue:

      (Amherst College) .88%, 6/9/2004                                                        3,800,000                3,800,000

      (Williams College):

         2%, 7/1/2003                                                                           510,000                  510,000

         1.10%, 4/1/2004                                                                      2,500,000                2,500,000

         VRDN, .90%                                                                           2,695,000  (a)           2,695,000


                                                                                              Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)                 Value ($)
------------------------------------------------------------------------------------------------------------------------------------

Massachusetts Health and Educational Facilities
  Authority (continued):

    VRDN:

         College and University Revenue:

            (Boston University) .97%

               (LOC; State Street Bank and Trust Co.)                                         5,200,000  (a)           5,200,000

            (Harvard University) 1.05%                                                        6,500,000  (a)           6,500,000

            (Simmons College) 1% (Insured; AMBAC and

               Liquidity Facility; Fleet National Bank)                                       2,500,000  (a)           2,500,000

            (University of Massachusetts) .90%

               (LOC; Dexia Credit Locale)                                                     3,200,000  (a)           3,200,000

         Revenue:

            Capital Asset Program

               1.06% (LOC; Fleet National Bank)                                               5,600,000  (a)           5,600,000

            (Cil Realty of Massachusetts Inc.)

               1% (LOC; Dexia Credit Locale)                                                  1,000,000  (a)           1,000,000

            (Falmouth Assisted Living)

               .95% (LOC; Fleet National Bank)                                                  300,000  (a)             300,000

            (Hallmark Health Systems)

               1% (Insured; FSA and Liquidity Facility;

               Fleet National Bank)                                                           2,900,000  (a)           2,900,000

            (Partners Healthcare Systems):

               .90% (Insured; FSA and Liquidity Facility;

                  Bayerische Landesbank and LOC;

                  J.P. Morgan Chase & Co.)                                                    6,000,000  (a)           6,000,000

               1% (Insured; FSA and Liquidity Facility;

                  Bayerische Landesbank and LOC;

                  J.P. Morgan Chase & Co.)                                                    2,600,000  (a)           2,600,000

            Refunding (Fairview Extended) .95% (LOC;

               Fleet National Bank)                                                             800,000  (a)             800,000

            (Wellesley College) .95%                                                          1,000,000  (a)           1,000,000

Massachusetts Housing Finance Agency

  MFHR, Refunding, VRDN

   (Housing Project) .95% (Insured; FNMA)                                                       800,000  (a)             800,000

Massachusetts Industrial Finance Agency

  College and University Revenue, VRDN:

    (Milton Academy) .95% (Insured; MBIA

         and Liquidity Facility; Fleet National Bank)                                         1,700,000  (a)           1,700,000

      Refunding (Showa Women's Institute)

         1.10% (LOC; The Bank of New York)                                                    2,500,000  (a)           2,500,000

                                                                                                                  The Fund

STATEMENT OF INVESTMENTS (CONTINUED)

                                                                                              Principal
TAX EXEMPT INVESTMENTS (CONTINUED)                                                            Amount ($)                Value ($)
------------------------------------------------------------------------------------------------------------------------------------

Massachusetts Water Resource Authority, Water Revenue:

  CP:

    .95%, 8/12/2003 (Liquidity Facility; Bayerische

         Landesbank)                                                                          6,800,000                6,800,000

      1%, 9/8/2003 (Liquidity Facility; Bayerische

         Landesbank)                                                                          1,600,000                1,600,000

   VRDN (Multi-Modal):

      .90% (LOC; Landesbank Hessen Thuringen Girozentrale)                                    3,500,000  (a)           3,500,000

      .92% (Insured; AMBAC and Liquidity Facility:

         Bank of Nova Scotia, Commerzbank

         and Dexia Credit Locale)                                                             5,500,000  (a)           5,500,000

      Refunding .90% (Insured; FGIC and
         Liquidity Facility; FGIC)                                                            7,550,000  (a)           7,550,000

Maynard, GO Notes 2.50%, 2/1/2004 (Insured; MBIA)                                             1,073,000                1,081,785

Milton, GO Notes, BAN 2%, 3/12/2004                                                           4,000,000                4,024,856

North Andover, GO Notes, BAN 1.25%, 10/10/2003                                                4,500,000                4,504,931

Route 3 North Transit Improvement Association, LR, VRDN

   .90% (Insured; AMBAC and Liquidity Facility;
   Dexia Credit Locale)                                                                       6,400,000  (a)           6,400,000

Seekonk, GO Notes, BAN 2.25%, 8/29/2003                                                       1,000,000                1,001,274

Wrentham, GO Notes, BAN 2%, 6/3/2004                                                          1,400,000                1,410,860

TOTAL INVESTMENTS (cost $165,076,404)                                                            101.4%              165,076,404

LIABILITIES, LESS CASH AND RECEIVABLES                                                            (1.4%)              (2,345,961)

NET ASSETS                                                                                       100.0%              162,730,443


Summary of Abbreviations

AMBAC               American Municipal Bond Assurance

                        Corporation

BAN                 Bond Anticipation Notes

CP                  Commercial Paper

FGIC                Financial Guaranty Insurance

                        Company

FNMA                Federal National Mortgage

                        Association

FSA                 Financial Security Assurance

GO                  General Obligation

LOC                 Letter of Credit

LR                  Lease Revenue

MBIA                Municipal Bond Investors Assurance

                        Insurance Corporation

MFHR                Multi-Family Housing Revenue

VRDN                Variable Rate Demand Notes



Summary of Combined Ratings (Unaudited)

Fitch                or          Moody's               or        Standard & Poor's                           Value (%)
------------------------------------------------------------------------------------------------------------------------------------

F1+, F1                          VMIG1, MIG1, P1                 SP1+, SP1, A1+, A1                               85.2

AAA, AA, A (b)                   Aaa, Aa, A (b)                  AAA, AA, A (b)                                    2.0

Not Rated (c)                    Not Rated (c)                   Not Rated (c)                                    12.8

                                                                                                                 100.0



(A) SECURITIES PAYABLE ON DEMAND. VARIABLE INTEREST RATE--SUBJECT TO PERIODIC CHANGE.

(B) NOTES WHICH ARE NOT F, MIG AND SP RATED ARE REPRESENTED BY BOND RATINGS OF THE ISSUERS.

(C) SECURITIES WHICH, WHILE NOT RATED BY FITCH, MOODY'S AND STANDARD & POOR'S, HAVE BEEN DETERMINED BY THE MANAGER TO BE OF COMPARABLE QUALITY TO THOSE RATED SECURITIES IN WHICH THE FUND MAY INVEST.

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF ASSETS AND LIABILITIES

June 30, 2003

                                                             Cost         Value
--------------------------------------------------------------------------------

ASSETS ($):

Investments in securities--See Statement of
Investments                                           165,076,404   165,076,404

Cash                                                                     40,858

Interest receivable                                                     590,296

                                                                    165,707,558

LIABILITIES ($):

Due to The Dreyfus Corporation and affiliates--Note 2                    64,851

Bank loan payable--Note 3                                             2,820,000

Dividend payable                                                         91,189

Interest payable--Note 3                                                  1,075

                                                                      2,977,115

NET ASSETS ($)                                                      162,730,443

COMPOSITION OF NET ASSETS ($):

Paid-in capital                                                     162,730,443

NET ASSETS ($)                                                      162,730,443

SHARES OUTSTANDING

(unlimited number of shares of Beneficial Interest authorized)      162,741,528

NET ASSET VALUE, offering and redemption price per share ($)               1.00

SEE NOTES TO FINANCIAL STATEMENTS.


STATEMENT OF OPERATIONS

Year Ended June 30, 2003

--------------------------------------------------------------------------------

INVESTMENT INCOME ($):

INTEREST INCOME                                                      2,500,547

EXPENSES:

Management fee--Note 2                                                 851,636

Interest expense--Note 3                                                 6,262

TOTAL EXPENSES                                                         857,898

INVESTMENT INCOME--NET, REPRESENTING NET
  INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                   1,642,649

SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

STATEMENT OF CHANGES IN NET ASSETS

                                                        Year Ended June 30,
                                             -----------------------------------
                                                     2003               2002
--------------------------------------------------------------------------------

OPERATIONS ($):

INVESTMENT INCOME--NET, REPRESENTING NET
   INCREASE IN NET ASSETS
RESULTING FROM OPERATIONS                       1,642,649            2,280,789

DIVIDENDS TO SHAREHOLDERS FROM ($):

INVESTMENT INCOME--NET                         (1,642,649)          (2,280,789)

BENEFICIAL INTEREST TRANSACTIONS ($1.00 per share):

Net proceeds from shares sold                 286,907,221          313,615,972

Dividends reinvested                              316,849              514,241

Cost of shares redeemed                      (293,094,809)        (283,576,304)

INCREASE (DECREASE) IN NET ASSETS FROM
   BENEFICIAL INTEREST TRANSACTIONS            (5,870,739)          30,553,909

TOTAL INCREASE (DECREASE) IN NET ASSETS        (5,870,739)          30,553,909

NET ASSETS ($):

Beginning of Period                           168,601,182          138,047,273

END OF PERIOD                                 162,730,443          168,601,182

SEE NOTES TO FINANCIAL STATEMENTS.


FINANCIAL HIGHLIGHTS

The following table describes the performance for the fiscal periods indicated. Total return shows how much your investment in the fund would have increased (or decreased) during each period, assuming you had reinvested all dividends and distributions. These figures have been derived from the fund's financial statements.



                                                                                          Year Ended June 30,
                                                             -----------------------------------------------------------------------
                                                                 2003           2002           2001          2000          1999
------------------------------------------------------------------------------------------------------------------------------------

PER SHARE DATA ($):

Net asset value, beginning of period                             1.00           1.00           1.00           1.00          1.00

Investment Operations:

Investment income--net                                            .009           .014           .032           .032          .027

Distributions:

Dividends from investment income--net                            (.009)         (.014)         (.032)         (.032)         (.027)

Net asset value, end of period                                   1.00           1.00           1.00           1.00           1.00

TOTAL RETURN (%)                                                  .87           1.41           3.29           3.21           2.76

RATIOS/SUPPLEMENTAL DATA (%):

Ratio of operating expenses
   to average net assets                                          .45            .45            .45            .45            .45

Ratio of interest expense
   to average net assets                                          .00(a)         .00(a)         .01            .01            --

Ratio of net investment income
   to average net assets                                          .87           1.38           3.22           3.18          2.71

Net Assets, end of period ($ x 1,000)                         162,730        168,601        138,047        123,027       122,751

(A) AMOUNT REPRESENTS LESS THAN .01%.



SEE NOTES TO FINANCIAL STATEMENTS.

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS

NOTE 1--Significant Accounting Policies:

Dreyfus BASIC Massachusetts Municipal Money Market Fund (the "fund") is a separate non-diversified series of The Dreyfus/Laurel Tax-Free Municipal Funds (the "Trust") which is registered under the Investment Company Act of 1940, as amended (the "Act"), as an open-end management investment company and operates as a series company currently offering three series including the fund. The fund' s investment objective is to provide a high level of current income exempt from federal and Massachusetts state income taxes to the extent consistent with the preservation of capital and the maintenance of liquidity. The Dreyfus Corporation (the "Manager") serves as the fund's investment adviser. The Manager is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Financial Corporation. Dreyfus Service Corporation (the "Distributor"), a wholly-owned subsidiary of the Manager, is the distributor of the fund's shares, which are sold to the public without a sales charge.

The fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

(a) Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the fund's Board of Trustees to represent the fair value of the fund's investments.

It is the fund's policy to maintain a continuous net asset value per share of $1.00 for the fund; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

(b) Securities transactions and investment income: Securities transactions are recorded on a trade date basis. Interest income, adjusted for amortization of discount and premium on investments, is earned from settlement date and recognized on the accrual basis. Realized gain and loss from securities transactions are recorded on the identified cost basis. Cost of investments represents amortized cost.

(c) Concentration of risk: The fund follows an investment policy of investing primarily in municipal obligations of one state. Economic changes affecting the commonwealth and certain of its public bodies and municipalities may affect the ability of issuers within the state to pay interest on, or repay principal of, municipal obligations held by the fund.

All cash balances were maintained with the Custodian, Mellon Bank, N.A.

(d) Dividends to shareholders: It is the policy of the fund to declare dividends daily from investment income-net; such dividends are paid monthly. Dividends from net realized capital gain, if any, are normally declared and paid annually, but the fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code of 1986, as amended (the " Code" ). To the extent that net realized capital gain can be offset by capital loss carryovers, if any, it is the policy of the fund not to distribute such gain.

(e) Federal income taxes: It is the policy of the fund to continue to qualify as a regulated investment company, which can distribute tax exempt dividends, by complying with the applicable provisions of the Code, and to make distributions of income and net realized capital gain sufficient to relieve it from substantially all federal income and excise taxes.

At June 30, 2003, the components of accumulated earnings on a tax basis was substantially the same as for financial reporting purposes.

The tax character of distributions paid to shareholders during the fiscal periods ended June 30, 2003 and June 30, 2002, respectively, were all tax exempt income.

At June 30, 2003, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Statement of Investments).

                                                             The Fund

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

NOTE 2--Investment Management Fee And Other Transactions With Affiliates:

Investment management fee: Pursuant to an Investment Management Agreement with the Manager, the Manager provides or arranges for one or more third parties and/or affiliates to provide investment advisory, administrative, custody, fund accounting and transfer agency services to the fund. The Manager also directs the investments of the fund in accordance with its investment objective, policies and limitations. For these services, the fund is contractually obligated to pay the Manager a fee, calculated daily and paid monthly, at the annual rate of .45% of the value of the fund's average daily net assets. Out of its fee, the Manager pays all of the expenses of the fund except brokerage fees, taxes, interest, fees and expenses of non-interested Trustees (including counsel fees) and extraordinary expenses. In addition, the Manager is required to reduce its fee in an amount equal to the fund's allocable portion of fees and expenses of the non-interested Trustees (including counsel fees). Each Trustee receives $40,000 per year, plus $5,000 for each joint Board meeting of The Dreyfus/Laurel Funds, Inc., the Trust and The Dreyfus/Laurel Funds Trust (the "Dreyfus/Laurel Funds" ) attended, $2,000 for separate committee meetings attended which are not held in conjunction with a regularly scheduled board meeting and $500 for Board meetings and separate committee meetings attended that are conducted by telephone and is reimbursed for travel and out-of-pocket expenses. The Chairman of the Board receives an additional 25% of such compensation (with the exception of reimbursable amounts). In the event that there is a joint committee meeting of the Dreyfus/Laurels Funds and the Dreyfus High Yield Strategies Fund, the $2,000 fee will be allocated between the Dreyfus/Laurel Funds and the Dreyfus High Yield Strategies Fund. These fees and expenses are charged and allocated to each series based on net assets. Amounts required to be paid by the Trust directly to the non-interested Trustees, that would be applied to offset a portion of the management fee payable to the Manager, are in fact paid directly by the Manager to the non-interested Trustees.


NOTE 3--Bank Line of Credit:

The fund participates with other Dreyfus-managed funds in a $100 million unsecured line of credit primarily to be utilized for temporary or emergency purposes, including the financing of redemptions. Interest is charged to the fund based on prevailing market rates in effect at the time of borrowings.

The average daily amount of borrowings outstanding under the line of credit during the period ended June 30, 2003 was approximately $325,100 with a related weighted average annualized interest rate of 1.93%.


                                                             The Fund

INDEPENDENT AUDITORS' REPORT

The Board of Trustees and Shareholders
The Dreyfus/Laurel Tax-Free Municipal Funds:

We  have audited the accompanying statement of assets and liabilities of Dreyfus
BASIC   Massachusetts   Municipal   Money   Market  Fund  (the  "Fund") of  The
Dreyfus/Laurel Tax-Free Municipal Funds, including the statement of investments, as of June 30, 2003, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund' s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2003, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Dreyfus BASIC Massachusetts Municipal Money Market Fund of The Dreyfus/Laurel Tax-Free Municipal Funds as of June 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


                                                        /S/KPMG LLP

New York, New York
July 30, 2003



IMPORTANT TAX INFORMATION (Unaudited)

In accordance with federal tax law, the fund hereby designates all the dividends paid from investment income-net during the fiscal year ended June 30, 2003 as "exempt-interest dividends" (not subject to regular federal and, for individuals who are Massachusetts residents, Massachusetts personal income taxes).

                                                             The Fund

BOARD MEMBERS INFORMATION (Unaudited)

JOSEPH S. DIMARTINO (59)

CHAIRMAN OF THE BOARD (1999)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

*     Corporate Director and Trustee

OTHER BOARD MEMBERSHIPS AND AFFILIATIONS:

*     The Muscular Dystrophy Association, Director

*     Levcor International, Inc., an apparel fabric processor, Director

* Century Business Services, Inc., a provider of outsourcing functions for small and medium size companies, Director

* The Newark Group, a provider of a national market of paper recovery facilities, paperboard mills and paperboard converting plants, Director

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 191

                              --------------

JAMES FITZGIBBONS (68)

BOARD MEMBER (1994)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

*     Chairman of the Board, Davidson Cotton Company (1998-2001)

OTHER BOARD MEMBERSHIPS AND AFFILIATIONS:

*     Howes Leather Corporation, Director

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 25

                              --------------

J. TOMLINSON FORT (75)

BOARD MEMBER (1987)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

*     Of Counsel, Reed Smith LLP (1998-present)

OTHER BOARD MEMBERSHIPS AND AFFILIATIONS:

*     Allegheny College, Trustee

*     Pittsburgh Ballet Theatre, Trustee

*     American College of Trial Lawyers, Fellow

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 25

                              --------------

KENNETH A. HIMMEL (57)

BOARD MEMBER (1994)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

* President and CEO, Related Urban Development, a real estate development company (1996-present)

* President and CEO, Himmel & Company, a real estate development company (1980-present)

*     CEO, American Food Management, a restaurant company (1983-present)

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 25


STEPHEN J. LOCKWOOD (56)

BOARD MEMBER (1994)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

* Chairman of the Board, Stephen J. Lockwood and Company LLC, an investment company (2000-present)

*     Chairman of the Board and CEO, LDG Reinsurance Corporation (1977-2000)

OTHER BOARD MEMBERSHIPS AND AFFILIATIONS:

*     BDML Holdings, an insurance company, Chairman of the Board

*     Affiliated Managers Group, an investment management company, Director

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 25

                              --------------

ROSLYN WATSON (53)

BOARD MEMBER (1994)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

* Principal, Watson Ventures, Inc., a real estate investment company (1993-present)

OTHER BOARD MEMBERSHIPS AND AFFILIATIONS:

*     American Express Centurion Bank, Director

*     The Hyams Foundation Inc., a Massachusetts Charitable Foundation, Trustee

*     National Osteoporosis Foundation, Trustee

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 25

                              --------------

BENAREE PRATT WILEY (57)

BOARD MEMBER (1998)

PRINCIPAL OCCUPATION DURING PAST 5 YEARS:

* President and CEO, The Partnership, an organization dedicated to increasing the representation of African Americans in positions of leadership, influence and decision-making in Boston, MA (1991-present)

OTHER BOARD MEMBERSHIPS AND AFFILIATIONS:

*     Boston College, Trustee

*     The Greater Boston Chamber of Commerce, Director

*     The First Albany Companies, Inc., an investment bank, Director

*     Mass Development, Director

*     Commonwealth Institute, Director

*     Efficacy Institute, Director

*     PepsiCo Africa-America, Advisory Board

NO. OF PORTFOLIOS FOR WHICH BOARD MEMBER SERVES: 25

                              --------------

ONCE ELECTED ALL BOARD MEMBERS SERVE FOR AN INDEFINITE TERM. ADDITIONAL INFORMATION ABOUT THE BOARD MEMBERS, INCLUDING THEIR ADDRESS IS AVAILABLE IN THE FUND'S STATEMENT OF ADDITIONAL INFORMATION WHICH CAN BE OBTAINED FROM DREYFUS FREE OF CHARGE BY CALLING THIS TOLL FREE NUMBER: 1-800-554-4611.

RUTH MARIE ADAMS, EMERITUS BOARD MEMBER
FRANCIS P. BRENNAN, EMERITUS BOARD MEMBER

                                                             The Fund

OFFICERS OF THE FUND (Unaudited)
STEPHEN E. CANTER, PRESIDENT SINCE MARCH 2000.

Chairman of the Board, Chief Executive Officer and Chief Operating Officer of the Manager, and an officer of 95 investment companies (comprised of 189 portfolios) managed by the Manager. Mr. Canter also is a Board member and, where applicable, an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 57 years old and has been an employee of the Manager since May 1995.

STEPHEN R. BYERS, EXECUTIVE VICE PRESIDENT SINCE NOVEMBER 2002.

Chief Investment Officer, Vice Chairman and a Director of the Manager, and an officer of 95 investment companies (comprised of 189 portfolios) managed by the Manager. Mr. Byers also is an Officer, Director or an Executive Committee Member of certain other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 49 years old and has been an employee of the Manager since January 2000. Prior to joining the Manager, he served as an Executive Vice President-Capital Markets, Chief Financial Officer and Treasurer at Gruntal & Co., L.L.C.

MARK N. JACOBS, VICE PRESIDENT SINCE MARCH 2000.

Executive Vice President, Secretary and General Counsel of the Manager, and an officer of 96 investment companies (comprised of 205 portfolios) managed by the Manager. He is 57 years old and has been an employee of the Manager since June 1977.

STEVEN F. NEWMAN, SECRETARY SINCE MARCH 2000.

Associate General Counsel and Assistant Secretary of the Manager, and an officer of 96 investment companies (comprised of 205 portfolios) managed by the Manager. He is 53 years old and has been an employee of the Manager since July 1980.

JEFF PRUSNOFSKY, ASSISTANT SECRETARY SINCE MARCH 2000.

Associate General Counsel of the Manager, and an officer of 24 investment companies (comprised of 84 portfolios) managed by the Manager. He is 38 years old and has been an employee of the Manager since October 1990.

MICHAEL A. ROSENBERG, ASSISTANT SECRETARY SINCE MARCH 2000.

Associate General Counsel of the Manager, and an officer of 93 investment companies (comprised of 198 portfolios) managed by the Manager. He is 43 years old and has been an employee of the Manager since October 1991.

JAMES WINDELS, TREASURER SINCE NOVEMBER 2001.

Director - Mutual Fund Accounting of the Manager, and an officer of 96 investment companies (comprised of 205 portfolios) managed by the Manager. He is 44 years old and has been an employee of the Manager since April 1985.


MICHAEL CONDON, ASSISTANT TREASURER SINCE MARCH 2000.

Senior Treasury Manager of the Manager, and an officer of 37 investment companies (comprised of 78 portfolios) managed by the Manager. He is 41 years old and has been an employee of the Manager since August 1984.

KENNETH J. SANDGREN, ASSISTANT TREASURER SINCE NOVEMBER 2001.

Mutual Funds Tax Director of the Manager, and an officer of 96 investment companies (comprised of 205 portfolios) managed by the Manager. He is 48 years old and has been an employee of the Manager since June 1993.

WILLIAM GERMENIS, ANTI-MONEY LAUNDERING COMPLIANCE OFFICER SINCE JULY 2002.

Vice President and Anti-Money Laundering Compliance Officer of the
Distributor, and the Anti-Money Laundering Compliance Officer of 91 investment companies (comprised of 200 portfolios) managed by the Manager. He is 32 years old and has been an employee of the Distributor since October 1998. Prior to joining the Distributor, he was a Vice President of Compliance Data Center, Inc.

                                                             The Fund

NOTES

                  For More Information

                        Dreyfus BASIC
                        Massachusetts Municipal
                        Money Market Fund
                        200 Park Avenue
                        New York, NY 10166

                        Manager

                        The Dreyfus Corporation
                        200 Park Avenue
                        New York, NY 10166

                        Custodian

                        Mellon Bank, N.A.
                        One Mellon Bank Center
                        Pittsburgh, PA 15258

                        Transfer Agent &
                        Dividend Disbursing Agent

                        Dreyfus Transfer, Inc.
                        200 Park Avenue
                        New York, NY 10166

                        Distributor

                        Dreyfus Service Corporation
                        200 Park Avenue
                        New York, NY 10166

To obtain information:

BY TELEPHONE
Call 1-800-645-6561

BY MAIL  Write to:
The Dreyfus Family of Funds
144 Glenn Curtiss Boulevard
Uniondale, NY 11556-0144

BY E-MAIL  Send your request
to info@dreyfus.com

ON THE INTERNET  Information
can be viewed online or
downloaded from:

http://www.dreyfus.com

(c) 2003 Dreyfus Service Corporation                                  715AR0603



ITEM 2.     CODE OF ETHICS.

                    Not applicable.

ITEM 3.     AUDIT COMMITTEE FINANCIAL EXPERT.

                    Not applicable.

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

                    Not applicable.

ITEM 5.     AUDIT COMMITTEE OF LISTED REGISTRANTS.

                    Not applicable.

ITEM 6.     [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

                    Not applicable.

ITEM 8.      [RESERVED]

ITEM 9.      CONTROLS AND PROCEDURES.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal controls over financial reporting that occurred during the Registrant's most recently ended fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 10.  EXHIBITS.

(a)(1)      Not applicable.

(a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

(b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940.


                                  SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

[NAME OF FUND]

By:   /S/STEPHEN E. CANTER
      -----------------------
      Stephen E. Canter
      Chief Executive Officer

Date:  September 3, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:   /S/STEPHEN E. CANTER
      -----------------------
      Stephen E. Canter
      Chief Executive Officer

Date:  September 3, 2003

By:   /S/JAMES WINDELS
      -----------------------
      James Windels
      Chief Financial Officer

Date:  September 3, 2003


                                EXHIBIT INDEX

            (a)(2) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)

            (b) Certification of principal executive and principal financial officers as required by Rule 30a-2(b) under the Investment Company Act of 1940. (EX-99.906CERT)